N-2 - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021 [1]
Cover [Abstract]
Entity Central Index Key		0001789470
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		StepStone Private Markets
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$45.61	$43.07	$33.65	$25.00
Activity from investment operations:
Net investment income (loss)[1]	0.30	(0.07)	(0.54)	(0.89)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments and foreign currency translation	5.98	3.57	10.44	9.54
Total from investment operations	6.28	3.50	9.90	8.65
Less distributions:
From net investment income	—	(0.40)	(0.23)	—
From net realized gains	(0.16)	(0.56)	(0.25)	—
Total distributions	(0.16)	(0.96)	(0.48)	—
Net Asset Value per share, end of period	$51.73	$45.61	$43.07	$33.65

Net Assets, end of period (in thousands)	$1,947,596	$963,316	$445,249	$81,122

Ratios to average shareholders’ equity:
Net investment income (loss)[2]	0.63%	(0.16)%	(1.36)%	(5.85)%
Gross expenses[3]	2.09%	2.32%	3.38%	11.57%
Adviser expense (reimbursement)/recoupment[4]	—%	0.13%	0.18%	(5.52)%
Net expenses[3]	2.09%	2.45%	3.56%	6.05%
Total return[5,6]	13.79%	8.23%	29.43%	34.60%
Portfolio turnover rate[7]	0.01%	4.35%	25.31%	5.95%

Senior Securities:
Total borrowings (000s)	$—	$—	$—	$20,000
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A	N/A	N/A	4.29

*	The Class commenced operations on October 1, 2020.
1	Per share data calculated using average shares outstanding during the period.
2	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
3	Expense ratios have been annualized for periods of less than twelve months. Ratio includes the deferred amount of income tax expense related to SPRIM LLC. For the fiscal years ended March 31, 2024, March 31, 2023, March 31, 2022 and March 31, 2021 this expense amounted to 0.23%, 0.02%, 0.94% and —% of average net assets, respectively.
4	Expense ratios have been annualized for periods of less than twelve months.
5	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges.
6	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
7	Represents lesser of purchases or sales of investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.
8	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$45.53	$43.03	$33.62	$25.00
Activity from investment operations:
Net investment income (loss)[1]	0.14	(0.15)	(0.46)	(1.17)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments and foreign currency translation	6.00	3.57	10.31	9.79
Total from investment operations	6.14	3.42	9.85	8.62
Less distributions:
From net investment income	—	(0.36)	(0.19)	—
From net realized gains	(0.16)	(0.56)	(0.25)	—
Total distributions	(0.16)	(0.92)	(0.44)	—
Net Asset Value per share, end of period	$51.51	$45.53	$43.03	$33.62

Net Assets, end of period (in thousands)	$44,397	$31,668	$14,908	$4,623

Ratios to average shareholders’ equity:
Net investment income (loss)[2]	0.29%	(0.34)%	(1.17)%	(7.47)%
Gross expenses[3]	2.37%	2.49%	3.44%	11.54%
Adviser expense (reimbursement)/recoupment[4]	—%	0.13%	0.08%	(3.82)%
Net expenses[3]	2.37%	2.62%	3.52%	7.72%
Total return[5,6]	13.51%	8.04%	29.32%	34.48%
Portfolio turnover rate[7]	0.01%	4.35%	25.31%	5.59%

Senior Securities:
Total borrowings (000s)	$—	$—	$—	$20,000
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A	N/A	N/A	4.29

*	The Class commenced operations on October 1, 2020.
1	Per share data calculated using average shares outstanding during the period.
2	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
3	Expense ratios have been annualized for periods of less than twelve months. Ratio includes the deferred amount of income tax expense related to SPRIM LLC. For the fiscal years ended March 31, 2024, March 31, 2023, March 31, 2022 and March 31, 2021 this expense amounted to 0.26%, 0.02%, 0.85% and —% of average net assets, respectively.
4	Expense ratios have been annualized for periods of less than twelve months.
5	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges.
6	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
7	Represents lesser of purchases or sales of investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.
8	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$45.38	$43.07	$33.65	$25.00
Activity from investment operations:
Net investment income (loss)[1]	0.07	(0.30)	(0.31)	(0.79)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments and foreign currency translation	5.68	3.48	10.21	9.44
Total from investment operations	5.75	3.18	9.90	8.65
Less distributions:
From net investment income	—	(0.31)	(0.23)	—
From net realized gains	(0.16)	(0.56)	(0.25)	—
Total distributions	(0.16)	(0.87)	(0.48)	—
Net Asset Value per share, end of period	$50.97	$45.38	$43.07	$33.65

Net Assets, end of period (in thousands)	$316,271	$51,019	$87	$67

Ratios to average shareholders’ equity:
Net investment income (loss)[2]	0.14%	(0.67)%	(0.81)%	(5.27)%[2]
Gross expenses[3]	2.79%	3.40%	3.45%	11.67%
Adviser expense (reimbursement)/recoupment[4]	—%	0.01%	0.02%	(6.23)%
Net expenses[3]	2.79%	3.41%	3.43%	5.44%
Total return[5,6]	12.70%	7.48%	29.43%	34.60%
Portfolio turnover rate[7]	0.01%	4.35%	25.31%	5.95%

Senior Securities:
Total borrowings (000s)	$—	$—	$—	$20,000
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A	N/A	N/A	4.29

*	The Class commenced operations on October 1, 2020.
1	Per share data calculated using average shares outstanding during the period.
2	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
3	Expense ratios have been annualized for periods of less than twelve months. Ratio includes the deferred amount of income tax expense related to SPRIM LLC. For the fiscal years ended March 31, 2024, March 31, 2023, March 31, 2022 and March 31, 2021 this expense amounted to 0.14%, (0.02)%, 0.72% and —% of average net assets, respectively.
4	Expense ratios have been annualized for periods of less than twelve months.
5	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges.
6	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
7	Represents lesser of purchases or sales of investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.
8	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$45.29	$43.05	$33.65	$25.00
Activity from investment operations:
Net investment income (loss)[1]	(0.08)	(0.31)	(0.88)	(0.79)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments and foreign currency translation	5.88	3.44	10.76	9.44
Total from investment operations	5.80	3.13	9.88	8.65
Less distributions:
From net investment income	—	(0.33)	(0.23)	—
From net realized gains	(0.16)	(0.56)	(0.25)	—
Total distributions	(0.16)	(0.89)	(0.48)	—
Net Asset Value per share, end of period	$50.93	$45.29	$43.05	$33.65

Net Assets, end of period (in thousands)	$16,223	$6,382	$493	$67

Ratios to average shareholders’ equity:
Net investment income (loss)[2]	(0.17)%	(0.70)%	(2.18)%	(5.27)%[2]
Gross expenses[3]	2.88%	3.32%	3.69%	11.67%
Adviser expense (reimbursement)/recoupment[4]	—%	0.05%	0.26%	(6.23)%
Net expenses[3]	2.88%	3.37%	3.95%	5.44%
Total return[5,6]	12.83%	7.37%	29.37%	34.60%
Portfolio turnover rate[7]	0.01%	4.35%	25.31%	5.95%

Senior Securities:
Total borrowings (000s)	$—	$—	$—	$20,000
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A	N/A	N/A	$4.29

*	The Class commenced operations on October 1, 2020.
1Per share data calculated using average shares outstanding during the period.2Net investment income (loss) ratios have been annualized for periods of less than twelve months.3Expense ratios have been annualized for periods of less than twelve months. Ratio includes the deferred amount of income tax expense related to SPRIM LLC. For the fiscal years ended March 31, 2024, March 31, 2023, March 31, 2022 and March 31, 2021 this expense amounted to 0.20%, 0.02%, 1.15% and —% of average net assets, respectively.4Expense ratios have been annualized for periods of less than twelve months.5Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges.6Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.7Represents lesser of purchases or sales of investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.8Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group LP (“StepStone”) serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets. StepStone Group Private Wealth LLC is a wholly owned subsidiary of StepStone.

The Fund’s investment objective is to achieve long-term capital appreciation and provide current income by investing in private market assets (“Private Market Assets”). To achieve its investment objective, the Fund will allocate its assets across private equity, private debt and real assets.

Risk Factors [Table Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund offers four separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares, Class S Shares and Class T Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $50,000. The minimum initial investment may be reduced at the Adviser's discretion. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share (determined as of the prior day close of business).

The following table summarizes the Capital Share transactions for the year ended March 31, 2024 and March 31, 2023:

	For the Year Ended March 31, 2024		For the Year Ended March 31, 2023
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	17,391,434	$844,571,284	11,179,593	$490,075,040
Reinvestment of distributions	58,927	2,857,348	233,474	10,189,628
Repurchase of shares	(1,225,105)	(59,396,777)	(629,543)	(28,124,884)
Exchange of shares	305,077	14,482,959	—	—
Net increase (decrease)	16,530,333	$802,514,814	10,783,524	$472,139,784

Class D
Proceeds from shares issued	480,050	$23,089,085	349,850	$15,334,320
Reinvestment of distributions	1,928	93,212	5,998	261,258
Repurchase of shares	(33,417)	(1,625,016)	(6,775)	(293,037)
Exchange of shares	(282,211)	(13,360,858)	—	—
Net increase (decrease)	166,350	$8,196,423	349,073	$15,302,541

Class S
Proceeds from shares issued	5,122,775	$248,245,887	1,131,084	$49,609,100
Reinvestment of distributions	10,908	522,728	8,774	382,623
Repurchase of shares	(29,025)	(1,438,055)	(17,510)	(803,871)
Exchange of shares	(23,752)	(1,122,101)	—	—
Net increase (decrease)	5,080,906	$246,208,459	1,122,348	$49,187,852

Class T
Proceeds from shares issued	183,755	$8,693,882	128,897	$5,594,829
Reinvestment of distributions	607	29,077	561	24,401
Repurchase of shares	(6,720)	(329,635)	—	—
Exchange of shares	—	—	—	—
Net increase (decrease)	177,642	$8,393,324	129,458	$5,619,230

The Adviser intends to recommend to the Board, subject to the Board’s discretion, that the Fund offer a quarterly share repurchase program where the total aggregate amount of Share repurchases will be up to 5.00% of the Fund’s outstanding Shares each quarter. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund may repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion.

Security Dividends [Text Block]		The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $50,000. The minimum initial investment may be reduced at the Adviser's discretion. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50%.
Class I [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 20,000
Senior Securities Average Market Value per Unit	[2]				$ 4.29
Class D [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 20,000
Senior Securities Average Market Value per Unit	[2]				$ 4.29
Class S [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 20,000
Senior Securities Average Market Value per Unit	[2]				$ 4.29
Class T [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 20,000
Senior Securities Average Market Value per Unit	[2]				$ 4.29
Class I Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 51.73
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		37,651,634
Class D Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 51.51
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		861,872
Class S Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 50.97
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		6,205,274
Class T Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 50.93
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		318,552

[1]	The Class commenced operations on October 1, 2020.
[2]
1	Per share data calculated using average shares outstanding during the period.
2	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
3	Expense ratios have been annualized for periods of less than twelve months. Ratio includes the deferred amount of income tax expense related to SPRIM LLC. For the fiscal years ended March 31, 2024, March 31, 2023, March 31, 2022 and March 31, 2021 this expense amounted to 0.26%, 0.02%, 0.85% and —% of average net assets, respectively.
4	Expense ratios have been annualized for periods of less than twelve months.
5	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges.
6	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
7	Represents lesser of purchases or sales of investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.
8	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.